April 24, 2007

VIA EDGAR

The United States Securities

  and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-0506

Subject:	Genworth Life & Annuity VA Separate Account 3
Genworth Life and Annuity Insurance Company
SEC File Nos. 333-138258; 811-21970

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 3, we certify that the form prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 1 under the Securities Act of 1933 to the Registration Statement which was filed electronically on April 13, 2007 and became effective April 16, 2007.

Please contact the undersigned at (804) 281-6910 with any questions regarding this filing.

Sincerely,

/s/ Heather Harker
Heather Harker
Vice President and Associate General Counsel